Consolidated Statement of Changes in Equity - EUR (€)	Subscribed capital	Capital reserves	Other reserves Retained earnings	Other reserves Currency translation reserve	Total other reserves	Equity attributable to shareholders	Total
Balance at Dec. 31, 2021	€ 4	€ 214,100	€ (117,211)	€ (2)	€ (117,213)	€ 96,891	€ 96,891
Result for the period	0	0	(7,309)	0	(7,309)	(7,309)	(7,309)
Other comprehensive income (loss)	0	0	0	43	43	43	43
Total comprehensive income (loss)	0	0	(7,309)	43	(7,266)	(7,266)	(7,266)
Stock compensation	0	1,192	0	0	0	1,192	1,192
Total contributions and distributions	0	1,192	0	0	0	1,192	1,192
Balance at Jun. 30, 2022	4	215,292	(124,520)	41	(124,479)	90,817	90,817
Balance at Dec. 31, 2022	4	216,815	(136,117)	45	(136,072)	80,747	80,747
Result for the period	0	0	(28,793)	0	(28,793)	(28,793)	(28,793)
Other comprehensive income (loss)	0	0	0	51	51	51	51
Total comprehensive income (loss)	0	0	(28,793)	51	(28,742)	(28,742)	(28,742)
Other changes in equity	0	0	0	0	0	0	0
Stock compensation	0	477	0	0	0	477	477
Total contributions and distributions	0	477	0	0	0	477	477
Balance at Jun. 30, 2023	€ 4	€ 217,292	€ (164,910)	€ 95	€ (164,815)	€ 52,481	€ 52,481